Annual Total Returns - FidelityMunicipalCorePlusBondFund-RetailPRO - FidelityMunicipalCorePlusBondFund-RetailPRO - Fidelity Municipal Core Plus Bond Fund - Fidelity Municipal Core Plus Bond Fund	Apr. 01, 2025
Bar Chart Table:
Annual Return, Inception Date	Feb. 16, 2023
Annual Return 2024	1.84%